Annual Total Returns - VIPCommunicationServicesIndustrialsMaterialsUtilitiesPortfolio-ServiceClass2ComboPRO - VIPCommunicationServicesIndustrialsMaterialsUtilitiesPortfolio-ServiceClass2ComboPRO - VIP Communication Services Portfolio - VIP Communication Services Portfolio Service Class 2
Apr. 24, 2025
Bar Chart Table:
Annual Return 2015	2.34%
Annual Return 2016	22.81%
Annual Return 2017	2.05%
Annual Return 2018	(5.36%)
Annual Return 2019	32.98%
Annual Return 2020	35.60%
Annual Return 2021	15.65%
Annual Return 2022	(38.14%)
Annual Return 2023	57.39%
Annual Return 2024	34.04%